Income Taxes - Schedule of Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses	$ 12,033	$ 9,142
Research and development tax credits	1,079	709
Accruals and Reserves	624	612
Stock-based compensation	93	65
Other	3	0
Gross deferred tax assets	13,832	10,528
Valuation Allowance	(13,711)	(10,276)
Total deferred tax assets	121	252
Deferred tax liabilities:
Fixed Assets	(121)	(252)
Total deferred tax liabilities	(121)	(252)
Total net deferred tax assets	$ 0	$ 0